Parent Only Financial Statements (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2016
Balance Sheets
	December 31,	December 31,
	2016	2015
ASSETS

CURRENT ASSETS
Loan receivable from CNM	$2,791,304	$2,791,304
Total current assets	2,791,304	2,791,304

TOTAL ASSETS	$2,791,304	$2,791,304

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	$1,418,988	$1,184,513
TOTAL LIABILITIES	1,418,988	1,184,513

EQUITY
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2016 and 2015; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2016, and 83,158,778 shares issued at December 31, 2015)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(24,953,602)	(24,719,127)
Accumulated other comprehensive income	190,348	190,348
Total shareholders' equity	1,372,316	1,606,791

TOTAL LIABILITIES AND EQUITY	$2,791,304	$2,791,304

Statements of Operations

	For the year ended	For the year ended
	December 31, 2016	December 31, 2015

OPERATING EXPENSES
General and administrative expense	$-	$15,000
	-	15,000

LOSS FROM OPERATIONS	-	(15,000)

INCOME TAX	-	-

NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	-	(15,000)

Dividend on preferred stock	(234,475)	(234,475)

COMPREHENSIVE LOSS	$(234,475)	$(234,475)

Statements of Cash Flows
	For the year ended December 31, 2016	For the year ended December 31, 2015

Net cash used in operating activities	-	$-

CASH - BEGINNING OF PERIOD	-	-

CASH - END OF PERIOD	-	$-